Business combination (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Purchase Price

The acquisition was recorded using the acquisition method of accounting and the allocation of the purchase price at the date of acquisition is as follows:

RMB
Property and equipment	128
Intangible assets
Technology	10,035
Software	660
Goodwill	899

Total	11,722